Schedule of Revenues with Customers and Long-lived Assets Disaggregated by Geographical Area (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 6,409,405	$ 14,531,047	$ 16,014,669	$ 30,939,338	$ 58,351,650	$ 16,783,914
UNITED STATES
Disaggregation of Revenue [Line Items]
Revenue	581,501	1,688,578	1,394,381	3,208,843	4,799,084	671,519
Non-US [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 5,827,904	$ 12,842,469	$ 14,620,288	$ 27,730,495	$ 53,552,566	$ 16,112,395